Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2014